OTHER BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of other borrowings [Abstract]
Advances from the FHLB	$ 63,640	$ 25,696
Federal funds purchased	25,000	0
Other	6	4
Total	88,646	25,700
Federal Home Loan Banks [Abstract]
Federal home loan bank stock	8,600
Unused borrowing capacity with FHLB	836,500
Interest expense on FHLB advances	700	1,000	$ 900
FHLB advances terminated	$ 0	0	0
FHLB stock as percentages of outstanding advances	4.50%
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Total FHLB advances, Amount	$ 63,640	$ 25,696
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Total FHLB advances, Rate	1.47%	2.28%
Short-term Debt [Abstract]
Interest expense on federal funds purchased	$ 100	$ 100	100
Available for sale and loans, pledged to secure other borrowings	$ 1,900,000
Minimum [Member]
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	132.00%
FHLB stock as percentages of unpaid principal balance	0.75%
Maximum [Member]
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	165.00%
Fixed-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2019		10,000
2020	$ 28,645	10,762
2022	4,995	$ 4,934
2025 and thereafter	$ 30,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2019, Rate		1.60%
2020, Rate	2.19%	3.18%
2022, Rate	1.69%	1.69%
2025 and thereafter, Rate	0.74%
Federal Reserve Bank Advances [Member]
Short-term Debt [Abstract]
Borrowings	$ 0	$ 0
Average borrowings	305	$ 3	$ 47
Unused borrowing capacity	$ 348,600